Other relevant events of the year (Details Narrative)		12 Months Ended
	Mar. 03, 2022	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 ARS ($)	Jul. 21, 2022 USD ($)
Statement [Line Items]
Description of inflation in economic activity		Inflation reached 63.98% in the last 12 months. The survey on market expectations prepared by the Argentine Central Bank in July 2022, called the Market Expectations Survey (“REM” in Spanish), estimates a retail inflation of 90.2% i.a. for December 2022 and 76.6% for December 2023. Analysts participating in the REM forecast a rebound in economic activity in 2022, reaching an economic growth of 3.4%.
Depreciated percentage		30.80%
Market exchange gap percentage		99.30%
BCRA [Member]
Statement [Line Items]
Net amount for which the exchange market	40.00%
Average life Term	2 years
Liquid foreign assets				$ 100,000
Holding deposits				$ 100,000
Economic Activity Estimator [Member]
Statement [Line Items]
Description of economic variations		A variation of 6.4% compared to the same month of 2021, and 1.1% compared to the previous month
Warrants exercise
Statement [Line Items]
Converted warrants | shares		44,878
Warrants received		$ 19,837
Ordinary Shareholders' Meeting [Member]
Statement [Line Items]
Inflation amount			$ 50,332
Special reserve			$ 30,693,000,000